Financial instruments - financial and other risks - Schedule of contractual maturity for secured and unsecured facilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 770,309	$ 1,043,390
Less than 1 month
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	9,495	14,636
1-3 months
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	24,767	18,942
3 months to 1 year
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	28,598	155,013
1-3 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	479,762	307,185
3-5 years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	226,520	521,723
5+ years
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Future undiscounted cash flows of financial liability	$ 1,167	$ 25,891